STOCK-BASED COMPENSATION - Incentive Units and RSU Activity (Details) - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Class D Incentive Units Outstanding
Granted (in shares)					42,288,769
Class D Management Incentive Units
Number of Class D Incentive Units Outstanding
Unvested at the beginning of the period (in shares)	7,648,595	10,139,127	10,278,486	10,278,486	394,669	6,136,479
Granted (in shares)	0	0	0	0	42,288,769
Vested (in shares)	(7,648,595)	(2,490,532)	(89,359)		(29,036,941)	(5,741,810)
Forfeited or canceled (in shares)	0	0	(50,000)		(3,368,011)
Unvested at the end of the period (in shares)	0	7,648,595	10,139,127	0	10,278,486	394,669	6,136,479
Weighted average grant date fair value of units
Unvested at the beginning of the period (dollars per share)	$ 0.128	$ 0.1	$ 0.13	$ 0.13	$ 0.003	$ 0.003
Granted (dollars per share)	0	0	0		0.12
Vested (dollars per share)	0.128	0.125	0.002		0.13	0.003
Forfeited or canceled (dollars per share)	0	0	0		0.002
Unvested at the end of the period (dollars per share)	0	$ 0.128	$ 0.1	0	$ 0.13	$ 0.003	$ 0.003
Weighted average remaining contractual life (Years)
Weighted average remaining contractual life (years)		2 years	1 year 9 months		2 years	8 months 1 day	10 months 2 days
Weighted average exercise price
Unvested at the beginning of the period (dollars per share)	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.01	$ 0.01
Unvested at the end of the period (dollars per share)		$ 0.03	$ 0.03		0.03	$ 0.01	$ 0.01
Class D Management Incentive Units | Minimum
Weighted average grant date fair value of units
Granted (dollars per share)					0.002
Class D Management Incentive Units | Maximum
Weighted average grant date fair value of units
Granted (dollars per share)					$ 0.13
Restricted Stock Units (RSUs)
Number of Class D Incentive Units Outstanding
Unvested at the beginning of the period (in shares)			0	0
Granted (in shares)				436,600
Vested (in shares)				(331,600)
Forfeited or canceled (in shares)				0
Unvested at the end of the period (in shares)	105,000			105,000	0
Weighted average grant date fair value of units
Unvested at the beginning of the period (dollars per share)			$ 0	$ 0
Granted (dollars per share)				9.9
Vested (dollars per share)				10
Forfeited or canceled (dollars per share)				0
Unvested at the end of the period (dollars per share)	$ 9.4			$ 9.4	$ 0